Stock Option and Incentive Plan (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Employee equity-based compensation pre-tax expense
Equity-based compensation expense	$ 43,429	$ 36,631	$ 44,455
Cost of service [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	22,641	14,641	20,061
Research and development [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	4,320	2,701	4,218
Selling, general and administrative [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	$ 16,468	$ 19,289	$ 20,176